Exploration and Evaluation Expenditures (Tables)	9 Months Ended
Mar. 31, 2022
Exploration And Evaluation Expenditures
Disclosure of exploration and evaluation asset

	California	Arkansas
	Property $	Property $	Total $
Acquisition costs:
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,336)	(1,994,528)
Balance, June 30, 2021	12,768,549	12,107,487	24,876,036
Acquisition of property	128,992	1,255,298	1,384,290
Effect of movement in foreign exchange rates	105,082	99,755	204,837
Balance, March 31, 2022	13,002,623	13,462,540	26,465,163

Exploration Costs:
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159
Other exploration costs	12,616	852,870	865,486
Effect of movement in foreign exchange rates	34,178	21,078	55,256
Balance, March 31, 2022	4,199,845	3,435,056	7,634,901

Balance, June 30, 2021	16,921,600	14,668,594	31,590,194
Balance, March 31, 2022	17,202,468	16,897,596	34,100,064